Cover	9 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Troika Media Group, Inc.
Entity Central Index Key	0001021096
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form S-1 of Troika Media Group, Inc. is being filed solely to include the Interactive data files formatted in XBRL, which were not completed until the date of this filing.
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer